SCHEDULE OF RECONCILIATION OF NET LOSS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net loss	$ (13,727,380)	$ (60,477,680)
Net loss attributable to common stockholders	(10,273,695)	(60,477,680)
Series A Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Cumulative preferred stock dividend	(76,712)
Series B Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Stock repurchase	3,613,000
Series C Preferred Stock [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Cumulative preferred stock dividend	$ (82,603)